Document and Entity Information	Dec. 02, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 02, 2020
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Entity Incorporation, State or Country Code	D0
Entity File Number	0-30877
Entity Tax Identification Number	77-0481679
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294 8096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001058057
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM